300 North LaSalle
Ryan Swan	Chicago, Illinois 60654
To Call Writer Directly:	United States
(312) 862-2221		Facsimile:
ryan.swan@kirkland.com	(312) 862-2000	(312) 862-2200

www.kirkland.com

June 24, 2020

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

Re:                             Kirr, Marbach Partners Value Fund (the “Fund”)

(Registration Nos. 333-65829; 811-9067)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder (the “1933 Act”), transmitted herewith on behalf of the Fund, are the XBRL to the risk/return summary, which mirror the revisions to such summary described for the Fund and filed pursuant to Rule 497(e) under the 1933 Act on June 3, 2020. This June 3, 2020 Rule 497(e) filing (Accession No. 0001104659-20-069280) is hereby incorporated by reference to today’s Rule 497(e) filing.

Please do not hesitate to contact me if you have any questions regarding this filing.

Sincerely,

/s/ Ryan Swan

Ryan Swan